Disclosures About Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of estimated Fair Values of Financial Instruments
			Fair Value Measurements at March 31, 2021
(amounts in thousands)	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$17,379	$17,379	$17,379	$—	$—
Liabilities:
Borrowings from partner bank	$5,345	$5,345	$—	$5,345	$—
Liability for Private Warrants (a)	15,836	15,836	$—	$—	15,836

(a) The initial fair value of the warrants was $30.8 million on January 4, 2021, the merger date. The $15.0 million change in fair value during the first quarter was reported in Gain on fair value of private warrant liability on the statements of income (loss).

			Fair Value Measurements at December 31, 2020
(amounts in thousands)	Carrying Amount	Estimated Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Cash and cash equivalents	$2,989	$2,989	$2,989	$—	$—
Liabilities:
Borrowings from partner bank	$21,000	$21,000	$—	$21,000	$—

Schedule of fair value on a recurring basis
Description	Level	December 31, 2020	December 31, 2019
Assets:
Marketable securities in Trust Account	1	$27,713,815	$175,410,617
Liabilities:
Public Warrants	1	$49,093,778	$5,417,244
Private Placement Warrants	2	$26,880,161	$2,222,649